Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
NET INCOME	$ 1,795,686		$ 2,098,762
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized holding gains (losses) arising during period	(26,280,225)		12,580,096
Reclassification adjustment for gains included in income	(2,499,511)	[1]	(484,813)	[1]
Adjustment for effects of deferred acquisition costs	894,503		(325,260)
Net unrealized gains (losses) on investments	(27,885,233)		11,770,023
Actuarial net gain (loss) on pension plan	2,839,812		(885,028)
Amortization of actuarial net loss in net periodic pension cost	772,646	[2]	913,378	[2]
Curtailment of defined benefit pension plan			1,760,623
Net change in defined benefit pension plan	3,612,458		1,788,973
Other comprehensive income (loss) before income taxes	(24,272,775)		13,558,996
Income tax expense (benefit)	(8,485,042)		4,624,756
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	(15,787,733)		8,934,240
COMPREHENSIVE INCOME (LOSS)	$ (13,992,047)		$ 11,033,002

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items are included in the computation of net periodic benefit cost (see Note 6).